Business Combination/Disposal of Subsidiaries	12 Months Ended
Jun. 30, 2024
Business Combination/Disposal of Subsidiaries [Abstract]
BUSINESS COMBINATION/DISPOSAL OF SUBSIDIARIES

24. BUSINESS COMBINATION/DISPOSAL OF SUBSIDIARIES

(a)	Acquisition of equity interest in subsidiaries

June 30, 2024

During the financial year 2024, ARB Techsymbol Sdn. Bhd. (“ARB Techsymbol”) acquired ARB WMS Technologies Sdn. Bhd. (“ARB WMS Technologies”) additional ordinary shares of 49,000 @ RM 1 per share, from BCSSoft. Subsequently, ARB WMS Technologies became wholly-owned subsidiaries of ARB Techsymbol.

The fair value of consideration transferred and the effects on cash flows of the acquisitions of subsidiaries were as follows:

ARB WMS Technologies
RM

Net assets upon acquired	210,802
Less: NCI
Equity shares acquired	49%
Group’s share of net assets acquired	103,293
Less: Negative goodwill on consolidation recognised in consolidated statement of profit or loss	(54,293)
Total fair value of consideration for the acquisitions	49,000

Fair value consideration for the acquisitions	49,000
Less: Consideration paid in previous year as other investments	-
Total consideration satisfied by cash	49,000

June 30, 2023

In the previous financial year, there were acquisitions of ARB Synergy Sdn. Bhd. (“ARB Synergy”) and its subsidiary, namely ARB Databook Pte. Ltd. (“ARB Databook”), collectively as Synergy Group.

The fair value of consideration transferred and the effects on cash flows of the acquisitions of subsidiaries were as follows:

ARB Synergy Group
RM

Fair value consideration for the acquisitions	1
Less: Cash and cash equivalents of subsidiaries acquired	(1,296)
Cash outflow from acquisition of subsidiaries	(1,295)

The recognised provisional fair values of identifiable assets and liabilities of subsidiaries at acquisition date were as follows:

ARB Synergy
Group
RM

Cash and bank balances	1,297
Other receivables	1,975
Other payables and accruals	(51,069)
Net assets	(47,797)
Non-controlling interests measured at fair value	-
Group’s share of net assets	(47,797)
Add: Goodwill on consolidation	47,798
Total fair value of consideration for the acquisitions	1

The fair value of the non-controlling interest represents its share of the fair value of subsidiaries at the acquisition date, estimated using the purchase price allocation method. The bargain purchase on business combination is not taxable for tax purpose.

June 30, 2023 (Cont’d)

ARB Synergy Group continued the following revenue and loss to the Group’s consolidated statements of operations for the year ended June 30, 2023 since the date of acquisitions:

ARB Synergy Group
RM

Revenue	-
Loss before tax	(52,940)
Loss for the period	(52,940)

June 30, 2022

During the financial period 2022, there were acquisitions of ARB WMS Technologies Sdn. Bhd. (“ARB WMS”), ARB Innovation Sdn. Bhd. (“ARB Innovation”) and ARB R1 Technologies Sdn. Bhd. (“ARB R1”) respectively and obtain the control of the three companies.

The fair value of consideration transferred and the effects on cash flows of the acquisitions of subsidiaries are as follows:

	ARB WMS	ARB Innovation	ARB R1	Total
	RM	RM	RM	RM

Fair value consideration for the acquisitions	51,000	8,000,001	1	8,051,002
Less: Cash and cash equivalents of subsidiaries acquired	(100,000)	(1,000)	(1,101)	(102,101)
Cash outflow from acquisition of subsidiaries	(49,000)	7,999,001	(1,100)	7,948,901

The recognised provisional fair values of identifiable assets and liabilities of subsidiaries at acquisition date are as follows:

	ARB WMS	ARB Innovation	ARB R1	Total
	RM	RM	RM	RM

Trade receivables	190,000	275,000	-	465,000
Cash and bank balances	100,000	1,000	1,101	102,101
Trade payables	-	(6,666)	-	(6,666)
Other payables and accruals	(4,368)	(2,034)	(2,826)	(9,228)
Net assets	285,632	267,300	(1,725)	551,207
Non-controlling interests measured at fair value	(139,960)	-	-	(139,960)
Group’s share of net assets	145,672	267,300	(1,725)	411,247
Less: Negative goodwill on consolidation recognised in consolidated statement of profit or loss	(94,672)	-	-	(94,672)
Add: Goodwill on consolidation	-	7,732,701	1,726	7,734,427
Total fair value of consideration for the acquisitions	51,000	8,000,001	1	8,051,002

The goodwill of ARB Innovation and ARB R1 arising from the acquisition consists largest of the synergies and economies of scale expected from combining the operations of the Group and the acquired company. The bargain purchase of ARB WMS arising from the acquisition consist of economic benefit generated mainly from cash and bank balances and debt collection from trade receivables over its payables available.

The fair value of the non-controlling interest represents its share of the fair value of subsidiaries at the acquisition date, estimated using the purchase price allocation method. The negative goodwill on business combination is not taxable for tax purpose.

ARB WMS and ARB Innovation and ARB R1 contributed the following revenue and loss to the Group’s consolidated statements of operations for the current year since the date of acquisitions:

	ARB WMS	ARB Innovation	ARB R1	Total
	RM	RM	RM	RM

Revenue	-	234,000,000	-	234,000,000
Loss before tax	(39,211)	(406,418)	(1,000)	(446,629)
Loss for the period	(74,668)	(406,418)	(1,000)	(482,086)

Had the acquired companies been acquired at the beginning of the previous financial period, the revenue and (loss)/profit to the Group is equivalent to the revenue and loss to the Group for the previous financial period since the date of acquisitions.

(b)	Disposal of equity interest in subsidiaries

June 30, 2024

During the financial year, there are disposal ARB Midware Sdn. Bhd. and its subsidiary, ARB Distribution Sdn. Bhd. (“ARB Midware Group”).

The effects on the Group’s financial statements is as follows:

ARB Midware
Group
RM

Cash proceed	1
Less: Cost of investment in subsidiaries	(1)
Gain/(Loss) on disposal of subsidiaries at subsidiaries’ company level	-
Post-acquisition reserves recognized up to the date of disposal	(305,818)
(305,818)
Realisation of foreign currency translation gain reclassified from reserve	-
Loss on disposal of subsidiaries at the Group level	(305,818)

The value of assets and liabilities of disposal of subsidiaries are as follows:

ARB Midware
Group
RM

Trade receivables	1,448,282
Other receivables, prepayments and deposits	205,000
Cash and bank balances	213,504
Trade payables	(618,071)
Other payables and accruals	(450,751)
Tax payables	(191,834)
606,130
Non-controlling interest	(300,311)
305,819
Add: Goodwill	-
305,819
Loss on disposal of subsidiaries at the Group level	(305,818)
Net disposal proceeds	1
Cash and cash equivalents of subsidiaries disposed	(213,504)
Net cash outflow upon disposal of subsidiaries	(213,503)

June 30, 2023

In the previous financial year, there was disposal of ARB Synergy Sdn. Bhd. and its subsidiary, ARB Databook Pte. Ltd.

The effects on the Group’s financial statements were as follows:

ARB Synergy
Group
RM

Cash proceed	1
Less: Cost of investment in subsidiaries	(1)
Gain on disposal of subsidiaries at subsidiaries’ company level	-
Pre-acquisition reserves recognized upon acquisition	(47,799)
Post-acquisition reserves recognized up to the date of disposal	54,764
6,965
Realisation of foreign currency translation gain reclassified from reserve	(787)
Gain on disposal of subsidiaries at the Group level	6,178

The value of assets and liabilities of disposal of subsidiaries were as follows:

Other receivables, prepayments and deposits	7,639
Cash and bank balances	2,950
Other payables and accruals	(65,352)
(54,763)
Realisation of foreign currency translation gain reclassified from reserve	787
(53,976)
Add: Goodwill	47,799
(6,177)
Gain on disposal of subsidiaries at the Group level	6,178
Net disposal proceeds	1
Cash and cash equivalents of subsidiaries disposed	(2,950)
Net cash outflow upon disposal of subsidiaries	(2,949)